PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation	$ 65,853	$ 58,627	$ 78,457	$ 76,860